REVENUE RECOGNITION REVENUE RECOGNITION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Interchange income	$ 30.4	$ 31.3
Credit card expense	$ 11.9	$ 11.0